Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2019
CASH AND CASH EQUIVALENTS [Abstract]
Cash and cash equivalents
	December 31, 2019	December 31, 2018
Cash and cash equivalents	$23,354	$58,590
Restricted cash	7,048	2,865

Total cash and cash equivalents and restricted cash	$30,402	$61,455